Note 18 - Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Quarterly Financial Information [Table Text Block]
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Revenue	$66,556	$36,727	$59,775	$57,053
Gross margin	38,962	15,625	31,593	31,542
Income from operations	16,585	(6,865)	8,844	8,574
Net income before income taxes	15,859	(5,942)	7,838	6,887
Net income	9,710	(3,771)	2,922	4,112
Basic net income per share	0.21	(0.08)	0.10	0.09
Diluted net income per share	0.20	(0.08)	0.10	0.09
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Revenue	$57,380	$40,023	$57,112	$56,608
Gross margin	35,080	22,129	32,113	32,977
Income from operations	16,343	6,488	(7,991)	11,012
Net income before income taxes	15,810	5,820	(8,423)	10,273
Net income	9,802	3,559	(5,494)	6,261
Basic net income per share	0.21	0.08	(0.12)	0.13
Diluted net income per share	0.20	0.07	(0.12)	0.13